Summary of Principal Accounting Policies - Useful Lives for Depreciation Purposes (Detail)	12 Months Ended
Dec. 31, 2017
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	8 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	40 years
Equipment and machinery [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	4 years
Equipment and machinery [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	30 years
Motor vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	4 years
Motor vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	14 years
Other [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	5 years
Other [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment estimated useful lives for depreciation	12 years